UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21840

DIVIDEND CAPITAL GLOBAL REALTY EXPOSURE FUND

(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins

Dividend Capital Global Realty Exposure Fund

518 17th Street, Suite 1200

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 to June 30, 2008

Item 1 – Proxy Voting Record.

NAME:	Ashford Hospitality Trust Inc.
Ticker:	AHT
Meeting Date:	5/13/2008
Record Date:	3/17/2008
Security ID:	044103109
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Archie Bennett, Jr 2) Montgomery J. Bennett 3) Martin L. Edelman 4) W.D. Minami 5) W. Michael Murphy 6) Phillip S. Payne 7) Charles P. Toppino	For	For	Management
	2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
	3	To approve amendments to the company's amended and restated 2003 stock incentive plan that will a) increase the number of shares of common stock reserved for issuance under the plan by 3,750,000 shares and b) eliminate the current limitation on the maximum number of shares of common stock that can be issued under the plan to any one participant in any one calander year	For	For	Management
NAME:	Arbor Realty Trust Inc
Ticker:	ABR
Meeting Date:	5/21/2008
Record Date:	4/1/2008
Security ID:	038923108
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Ivan Kaufman 2) C. Michael Kojaian 3) Melvin F. Lazar	For	For	Management
	2	Approval of an amendment to the Arbor Realty Trust, Inc. 2003 omnibus stock incentive plan (the “plan”) to authorize an additional 400,000 shares of common stock of Arbor Realty Trust, Inc. for issuance under the plan	For	For	Management
	3	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm of Arbor Realty Trust, Inc. for fiscal year 2008	For	For	Management
	4	A stockholder proposal requesting that the Board of Directors of Arbor Realty Trust, Inc. (the “company”) take the steps necessary to eliminate the classification of terms of the company's Directors to require that all of the company's Directors stand for election annually	Against	For	Management
NAME:	Medical Properties Trust, Inc.
Ticker:	MPW
Meeting Date:	5/22/2008
Record Date:	4/1/2008
Security ID:	58463J304
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Edward K. Aldag, Jr 2) Virginia A. Clarke 3) G. Steven Dawson 4) R. Steven Hamner 5) Robert E. Holmes, PhD 6) Sherry A. Kellett 7) William G. McKenzie 8) L. Glenn Orr, Jr.	For	For	Management
	2	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008	For	For	Management
NAME:	Northstar Realty Finance Corp.
Ticker:	NRF
Meeting Date:	5/22/2008
Record Date:	4/22/2008
Security ID:	66704R100
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) William V. Adamski 2) Preston C. Butcher 3) David T. Hamamoto 4) Judith A. Hannaway 5) Wesley D. Minami 6) Louis J. Paglia 7) Frank V. Sica	For	For	Management
	2	Ratification of the appointment of Grant Thornton LLP as the company's independent registered public accounting firm for fiscal year 2008	For	For	Management
NAME:	Vornado Realty Trust— Preferred I
Ticker:	VNO-I
Meeting Date:	5/15/2008
Record Date:	3/14/2008
Security ID:	929042877
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Anthony W. Deering 2) Michael Lynne 3) Robert H. Smith 4) Ronald G. Targan	For	For	Management
	2	Ratification of selection of independent registered public accounting firm	For	For	Management
	3	Shareholder proposal regarding majority voting for trustees	Against	Against	Shareholder
NAME:	Vornado Realty Trust— Preferred F
Ticker:	VNO-F
Meeting Date:	5/15/2008
Record Date:	3/14/2008
Security ID:	929042703
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Anthony W. Deering 2) Michael Lynne 3) Robert H. Smith 4) Ronald G. Targan	For	For	Management
	2	Ratification of selection of independent registered public accounting firm	For	For	Management
	3	Shareholder proposal regarding majority voting for trustees	Against	Against	Shareholder
NAME:	Digital Realty Trust Inc.— Preferred B
Ticker:	DLR-B
Meeting Date:	5/5/2008
Record Date:	3/6/2008
Security ID:	253868301
Meeting Type:	Annual
	#	Proposal	Mgt Rec	Vote Cast	Sponsor
	1	Directors recommend: a vote for election of the following nominees 1) Richard A. Magnuson 2) Michael F. Foust 3)Laurence A. Chapman 4) Kathleen Earley 5)Ruann F. Ernst, PhD 6)Dennis E. Singleton	For	For	Management
	2	Ratifying the selection of KPMG LLP as the Company's independent auditors for the year ended December 31, 2008	For	For	Management

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Global Realty Exposure Fund

By:	/s/ David W. Agostine
David W. Agostine President (Principal Executive Officer)

Date: August 11, 2008